Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000230847 | ETF9534632
Holdings [Line Items]
Percent of Total Investments	61.00%
C000230847 | Common Stock
Holdings [Line Items]
Percent of Total Investments	36.90%
C000230847 | Option
Holdings [Line Items]
Percent of Total Investments	0.00%
C000230847 | Warrant
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230847 | Total Assets9534642
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244425 | ETF9534677
Holdings [Line Items]
Percent of Total Investments	58.30%
C000244425 | Common Stock
Holdings [Line Items]
Percent of Total Investments	9.20%
C000244425 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	21.00%
C000244425 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	11.50%
C000244425 | Total Assets9534688
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | ETF9534570
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | Total Assets9534570
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229546 | ETF9534605
Holdings [Line Items]
Percent of Total Investments	19.00%
C000229546 | Common Stock
Holdings [Line Items]
Percent of Total Investments	81.00%
C000229546 | Total Assets9534605
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | ETF9534665
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | Total Assets9534665
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Common Stock
Holdings [Line Items]
Percent of Total Investments	100.00%
C000246678 | Total Assets9534700
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222559 | ETF9534476
Holdings [Line Items]
Percent of Total Investments	19.10%
C000222559 | Option
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222559 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	80.20%
C000222559 | Total Assets9534518
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Option
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222560 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	99.90%
C000222560 | Total Assets9534530
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | ETF9534659
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | Total Assets9534659
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250203 | ETF9534754
Holdings [Line Items]
Percent of Total Investments	12.40%
C000250203 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.40%
C000250203 | Asset Backed Security
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250203 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	7.10%
C000250203 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000250203 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	21.80%
C000250203 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250203 | Treasury Bill
Holdings [Line Items]
Percent of Total Investments	2.10%
C000250203 | Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.20%
C000250203 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Total Investments	33.30%
C000250203 | Yankee Dollar
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250203 | Total Assets9534768
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223446 | ETF9534538
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223446 | Common Stock
Holdings [Line Items]
Percent of Total Investments	95.40%
C000223446 | Warrant
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Private Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Right
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223446 | Total Assets9534532
Holdings [Line Items]
Percent of Total Investments	100.00%